UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the annual period ended April 30, 2024 originally filed with the Securities and Exchange Commission on July 1, 2024 (Accession Number 0001213900-24-057620). The purpose of this amendment is to (i) remove the word “Unaudited” from the headings throughout the report and (ii) update the Registrant's certificates by filing separate certificates pursuant to Rule 30a-2(a) for each principal executive officer and principal financial officer to coincide with the filing date of this amendment. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Cabana Target Beta ETF (TDSB) (Formerly, Cabana Target Drawdown 7 ETF)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Annual Report

April 30, 2024

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2024

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

All investment strategies have different degrees of risk and the corresponding potential for profit or loss. Asset allocation and diversification will not necessarily improve returns and cannot eliminate the risk of investment losses. “Target Drawdown” is merely a descriptive term used to describe the general strategy and objective of the portfolio, it is not a guarantee, nor should it be construed to suggest safety or protection from loss. There is no guarantee that portfolio performance will remain consistent with the targeted drawdown parameter. While risk tolerance and targeted “drawdown” are identified on the front end for each portfolio, Cabana’s algorithm does not take any one client’s situation into account and there is no guarantee that Cabana’s strategies will be suitable for any investor. Investors and advisors should not simply rely on the name of any portfolio to determine what is suitable.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Moderate ETF, which may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on The Nasdaq Stock Market LLC (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Cabana Target Beta ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Beta ETF (“TDSB” or the “Fund”). The information presented in this report relates to the operations of TDSB for the fiscal year ended April 30, 2024.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Equity market volatility continued throughout much of 2023. Additional factors were that upside participation was limited to mega-cap technology, which carried the market-cap weighted indices, while other sectors underperformed (some significantly), geopolitical uncertainty, and continued rising interest rates in response to inflationary pressures. Bonds, real estate and other interest rate sensitive sectors struggled. Cabana funds remained defensive through the first three quarters of 2023, with a primary focus on avoiding losses in a very uncertain market. The Sub-Adviser allocated to short-term treasuries for much of the calendar year. The Sub-Adviser also began developing a slower version of this portfolio in August to address whipsaw, which has been an ongoing difficulty since the bear market began in 2022. That process was completed and implemented at the beginning of 2024 and reflects in the Target Beta strategy and the algorithm. During the fourth quarter The Sub-Adviser was able to reallocate to add equity exposure as interest rates began falling. This led to strong performance going into 2024. TDSB finished the fiscal year ending April 30, 2024, slightly behind its primary benchmark (the S&P Target Risk Moderate Index) despite a difficult environment.

For the fiscal year ended April 30, 2024, the Fund's market price increased 5.84% and the net asset value increased 5.81%, while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 6.53%.

The Fund commenced operations on September 17, 2020, and had 5,275,000 shares outstanding as of April 30, 2024.

We appreciate your investment in the Cabana Target Beta ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Beta ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2024 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2024		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Beta ETF (Net Asset Value)	9/17/2020	5.81%	-1.98%	0.94%	0.83%
Cabana Target Beta ETF (Market Price)		5.84%	-1.99%
S&P Target Risk Moderate Index		6.53%	2.41%

*   Reflects the expense ratios (inclusive of 0.14% of acquired fund fees and expenses) as reported in the Prospectus dated January 5, 2024.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 10 ETF (“TDSC” or the “Fund”). The information presented in this report relates to the operations of TDSC for the fiscal year ended April 30, 2024.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide long-term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund's sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 10%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

The flagship Target Drawdown fund remained allocated defensively for much of the year 2023 in hopes of avoiding losses and as a result of whipsaw in equities. This portfolio sought to take advantage of short duration treasuries in the face of rising interest rates. During the fourth quarter of 2023, the Sub-Adviser re-allocated to add equity positions as well as some exposure to fixed income and other interest rate sensitive assets. This portfolio performed in line with the S&P Target Risk Moderate Index (its primary benchmark) during the last quarter of 2023 and into 2024. TDSC remained in line with its benchmark through the end of the fiscal year ending April 30, 2024.

For the fiscal year ended April 30, 2024, the Fund's market price increased 7.83% and the net asset value increased 7.85%, while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 6.53%.

The Fund commenced operations on September 17, 2020, and had 10,266,665 shares outstanding as of April 30, 2024.

We appreciate your investment in the Cabana Target Drawdown 10 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2024 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2024		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 10 ETF (Net Asset Value)	9/17/2020	7.85%	-0.32%	0.94%	0.83%
Cabana Target Drawdown 10 ETF (Market Price)		7.83%	-0.32%
S&P Target Risk Moderate Index		6.53%	2.41%

*   Reflects the expense ratios (inclusive of 0.14% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2023.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Moderate ETF (“CLSM” or the “Fund”). The information presented in this report relates to the operations of CLSM for the fiscal year ended April 30, 2024.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide long-term growth primarily by allocating its assets among ETFs that invest in companies of various sectors of the U.S. market. The Fund's sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market that it identifies as utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

This portfolio remained defensive during much of 2023 and experienced several whipsaw events as equities rallied leading to our adding equity exposure, only to see those rallies fade and significant selloffs take place. The Sub-Adviser took advantage of the relative calm of short-duration treasuries as well as interest paid on those assets. Along with their other portfolios, the Sub-Adviser added equity exposure in the fourth quarter of 2023. This portfolio underperformed its primary benchmark (the S&P Target Risk Moderate Index) for the fiscal year ending April 30, 2024, as it is generally a more aggressive portfolio and did not have equity exposure for the reasons stated above for much of 2023.

For the fiscal year ended April 30, 2024, the Fund's market price increased 0.05% and the net asset value decreased 0.03%, while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 6.53%.

The Fund commenced operations on July 13, 2021, and had 9,156,941 shares outstanding as of April 30, 2024.

We appreciate your investment in the Cabana Target Leading Sector Moderate ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2024 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2024		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Leading Sector Moderate ETF (Net Asset Value)	7/13/2021	-0.03%	-6.15%	0.90%	0.79%
Cabana Target Leading Sector Moderate ETF (Market Price)		0.05%	-6.14%
S&P Target Risk Moderate Index		6.53%	-0.74%

*   Reflects the expense ratios (inclusive of 0.10% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2023.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Beta ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.5%
CURRENCY — 10.5%
Invesco DB U.S. Dollar Index Bullish Fund*	411,028	$11,911,591
EQUITY — 45.7%
Consumer Staples Select Sector SPDR Fund(a)	227,543	17,179,496
Energy Select Sector SPDR Fund	194,482	18,187,957
Health Care Select Sector SPDR Fund	39,040	5,478,483
Invesco Nasdaq 100 ETF	31,389	5,483,031
JPMorgan Equity Premium Income ETF	99,834	5,583,716
		51,912,683
FIXED INCOME — 43.3%
iShares 7-10 Year Treasury Bond ETF(a)	60,385	5,521,000
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF(a)	669,980	16,863,397
Vanguard Long-Term Bond ETF	158,226	10,786,266
Vanguard Long-Term Treasury ETF	289,155	16,065,452
		49,236,115
TOTAL EXCHANGE-TRADED FUNDS (Cost $114,518,009)		113,060,389

SHORT-TERM INVESTMENTS — 14.3%
Dreyfus Institutional Preferred Government Money Market Fund, 5.27%(b)	15,707,500	15,707,500
Invesco Government & Agency Portfolio — Institutional Class, 5.24%(b)	565,295	565,295
		16,272,795
TOTAL SHORT-TERM INVESTMENTS (Cost $16,272,795)		16,272,795
TOTAL INVESTMENTS — 113.8% (Cost $130,790,804)		129,333,184
Liabilities in Excess of Other Assets — (13.8%)		(15,750,381)
TOTAL NET ASSETS — 100.0%		$113,582,803

*     Non-income producing security.

(a)       All or a portion of security is on loan. The aggregate market value of the securities on loan is $16,711,609; the aggregate market value of the collateral held by the fund is $17,099,628. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,392,128.

(b)       The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Beta ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Currency	10.5%
Equity	45.7%
Fixed Income	43.3%
Total Exchange-Traded Funds	99.5%
Short-Term Investments	14.3%
Total Investments	113.8%
Liabilities in Excess of Other Assets	(13.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
COMMODITY — 9.9%
Pimco Commodity Strategy Active Exchange-Traded Fund(a)	868,845	$23,721,119
EQUITY — 89.9%
Consumer Staples Select Sector SPDR Fund	158,969	12,002,159
Energy Select Sector SPDR Fund	374,937	35,064,108
Health Care Select Sector SPDR Fund	256,956	36,058,636
Invesco Nasdaq 100 ETF	207,949	36,324,531
iShares Latin America 40 ETF(b)	437,607	11,981,680
iShares Select Dividend ETF	299,489	35,758,987
Technology Select Sector SPDR Fund	61,505	12,071,586
Utilities Select Sector SPDR Fund(b)	361,853	24,150,069
Vanguard Large-Capital ETF(b)	52,098	11,992,439
		215,404,195
TOTAL EXCHANGE-TRADED FUNDS (Cost $240,010,424)		239,125,314

SHORT-TERM INVESTMENTS — 4.6%
Dreyfus Institutional Preferred Government Money Market Fund, 5.27%(c)	10,221,423	10,221,423
Invesco Government & Agency Portfolio — Institutional Class, 5.24%(c)	704,093	704,093
		10,925,516
TOTAL SHORT-TERM INVESTMENTS (Cost $10,925,516)		10,925,516
TOTAL INVESTMENTS — 104.4% (Cost $250,935,940)		250,050,830
Liabilities in Excess of Other Assets — (4.4%)		(10,355,552)
TOTAL NET ASSETS — 100.0%		$239,695,278

(a)       Affiliated issuer.

(b)       All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,958,631; the aggregate market value of the collateral held by the fund is $10,221,423.

(c)        The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2024

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Pimco Commodity Strategy Active Exchange-Traded Fund	$—	$24,420,486	$(468,120)	$1,691	$(232,938)	$23,721,119	868,845	$—	$—
Goldman Sachs Physical Gold ETF(a)	45,293,510	39,392,113	(84,651,306)	(600,658)	566,341	—	—	—	—
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	30,445,122	147,224	(30,821,887)	377,854	(148,313)	—	—	—	—
Total	$75,738,632	$63,959,823	$(115,941,313)	$(221,113)	$185,090	$23,721,119	868,845	$—	$—

(a)       Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.9%
Equity	89.9%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	4.6%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 99.8%
Energy Select Sector SPDR Fund(a)	566,380	$52,967,858
Health Care Select Sector SPDR Fund(a)	388,159	54,470,352
Invesco Nasdaq 100 ETF(b)	314,131	54,872,403
iShares Select Dividend ETF	75,404	9,003,238
Technology Select Sector SPDR Fund(c)	46,453	9,117,330
		180,431,181
TOTAL EXCHANGE-TRADED FUNDS (Cost $182,811,184)		180,431,181

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio — Institutional Class, 5.24%(d)	351,429	351,429
TOTAL SHORT-TERM INVESTMENTS (Cost $351,429)		351,429
TOTAL INVESTMENTS — 100.0% (Cost $183,162,613)		180,782,610
Liabilities in Excess of Other Assets — (0.0)%		(61,779)
TOTAL NET ASSETS — 100.0%		$180,720,831

(a)       A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.

(b)       A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com

(c)        All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,631,972; the aggregate market value of the collateral held by the fund is $4,833,688. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,833,688.

(d)       The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.8%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2024
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Unaffiliated investments, at value(a)	$129,333,184	$226,329,711	$180,782,610
Affiliated investments, at value	—	23,721,119	—
Securities lending income receivable	21,391	6,068	43,073
Dividends receivable	2,447	5,883	4,823
Total Assets	129,357,022	250,062,781	180,830,506

Liabilities:
Advisory fee payable	66,719	146,080	109,675
Payable upon return on securities loaned	15,707,500	10,221,423	—
Total Liabilities	15,774,219	10,367,503	109,675

Net Assets	$113,582,803	$239,695,278	$180,720,831

Net Assets Consist of:
Paid-in capital	$195,334,908	$630,531,352	$404,611,860
Distributable earnings (loss)	(81,752,105)	(390,836,074)	(223,891,029)
Net Assets	$113,582,803	$239,695,278	$180,720,831

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,275,000	10,266,665	9,156,941
Net Asset Value, Offering and Redemption Price Per Share	$21.53	$23.35	$19.74
Unaffiliated investments, at cost	$130,790,804	$226,981,883	$183,162,613
Affiliated investments, at cost	$—	$23,954,057	$—
(a)Market value of securities on loan	$16,711,609	$9,958,631	$4,631,972

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2024	Year Ended April 30, 2024	Year Ended April 30, 2024
Investment Income:
Dividends	$4,475,146	$10,131,757	$4,970,308
Securities lending income (net)	69,974	101,419	121,674
Total Investment Income	4,545,120	10,233,176	5,091,982

Expenses:
Advisory fees	945,466	2,613,637	1,219,883
Total Expenses	945,466	2,613,637	1,219,883
Less fees waived:
Waiver	(174,376)	(496,202)	(210,026)
Net Expenses	771,090	2,117,435	1,009,857
Net Investment Income (Loss)	3,774,030	8,115,741	4,082,125

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	2,921,690	7,174,474	(5,510,175)
Affiliated investments	—	(345,733)	—
Unaffiliated in-kind redemptions	1,052,489	13,605,743	2,257,853
Affiliated in-kind redemptions	—	124,620	—
Net realized gain (loss)	3,974,179	20,559,104	(3,252,322)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,948,601)	(5,750,366)	(4,482,540)
Affiliated Investments	—	185,090	—
Net change in unrealized appreciation (depreciation)	(1,948,601)	(5,565,276)	(4,482,540)
Net realized and unrealized gain (loss)	2,025,578	14,993,828	(7,734,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,799,608	$23,109,569	$(3,652,737)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Beta ETF		Cabana Target Drawdown 10 ETF
	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2024	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$3,774,030	$2,690,278	$8,115,741	$7,962,238
Net realized gain (loss)	3,974,179	(24,704,115)	20,559,104	(82,740,895)
Change in net unrealized appreciation (depreciation)	(1,948,601)	9,319,476	(5,565,276)	31,004,857
Net Increase (Decrease) in Net Assets Resulting from Operations	5,799,608	(12,694,361)	23,109,569	(43,773,800)

Distributions to Shareholders:
Distributions	(3,746,980)	(3,033,342)	(7,468,134)	(10,745,721)
Return of capital	(296,809)	—	—	—
Total Distributions to Shareholders	(4,043,789)	(3,033,342)	(7,468,134)	(10,745,721)

Capital Share Transactions:
Proceeds from shares issued	73,664,064	171,081,222	59,285,116	512,312,915
Proceeds received in connection with merger	—	—	111,521,280	—
Cost of shares redeemed	(116,984,521)	(256,294,393)	(408,476,155)	(778,112,147)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,320,457)	(85,213,171)	(237,669,759)	(265,799,232)
Total Increase (Decrease) in Net Assets	(41,564,638)	(100,940,874)	(222,028,324)	(320,318,753)

Net Assets:
Beginning of period	155,147,441	256,088,315	461,723,602	782,042,355
End of period	$113,582,803	$155,147,441	$239,695,278	$461,723,602

Change in Shares Outstanding:
Shares outstanding, beginning of period	7,350,000	11,300,000	20,825,000	32,675,000
Shares issued	3,425,000	7,800,000	2,575,000	22,125,000
Shares received in connection with merger	—	—	4,866,665	—
Shares redeemed	(5,500,000)	(11,750,000)	(18,000,000)	(33,975,000)
Shares outstanding, end of period	5,275,000	7,350,000	10,266,665	20,825,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2024	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$4,082,125	$743,580
Net realized gain (loss)	(3,252,322)	(2,297,794)
Change in net unrealized appreciation (depreciation)	(4,482,540)	1,654,882
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,652,737)	100,668

Distributions to Shareholders	(2,578,282)	(972,965)

Capital Share Transactions:
Proceeds from shares issued	85,719,201	247,201,076
Proceeds received in connection with merger	62,868,722	—
Cost of shares redeemed	(131,761,633)	(148,227,925)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	16,826,290	98,973,151
Total Increase (Decrease) in Net Assets	10,595,271	98,100,854

Net Assets:
Beginning of period	170,125,560	72,024,706
End of period	$180,720,831	$170,125,560

Change in Shares Outstanding:
Shares outstanding, beginning of period	8,400,000	3,300,000
Shares issued	4,225,000	12,150,000
Shares received in connection with merger	3,106,941	—
Shares redeemed	(6,575,000)	(7,050,000)
Shares outstanding, end of period	9,156,941	8,400,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Beta ETF Selected Per Share Data	Years Ended April 30,			For the period September 17, 2020(1) through April 30, 2021
	2024	2023	2022
Net Asset Value, beginning of period	$21.11	$22.66	$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.68	0.29	0.38	0.25
Net realized and unrealized gain (loss)	0.53	(1.48)	(2.47)	0.11
Total from investment activities	1.21	(1.19)	(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.73)	(0.36)	(0.48)	(0.11)
Return of Capital	(0.06)	—	—	—
Total distributions	(0.79)	(0.36)	(0.48)	(0.11)
Net Asset Value, end of period	$21.53	$21.11	$22.66	$25.23
Total Return (%)	5.81	(5.31)	(8.48)	1.45	(3)
Total Return at Market Price (%)	5.84	(5.29)	(8.62)	1.51	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.65	0.55	0.57	0.54	(5)
Net investment income (loss) (%)	3.20	1.35	1.49	1.69	(5)
Supplemental Data
Net Assets at end of period (000’s)	$113,583	$155,147	$256,088	$349,383
Portfolio turnover (%)(6)	460	1,048	338	416	(3)
Cabana Target Drawdown 10 ETF Selected Per Share Data	Years Ended April 30,			For the period September 17, 2020(1) through April 30, 2021
	2024	2023	2022
Net Asset Value, beginning of period	$22.17	$23.93	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.56	0.30	0.30	0.22
Net realized and unrealized gain (loss)	1.17	(1.68)	(2.25)	1.09
Total from investment activities	1.73	(1.38)	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.55)	(0.38)	(0.32)	(0.13)
Total distributions	(0.55)	(0.38)	(0.32)	(0.13)
Net Asset Value, end of period	$23.35	$22.17	$23.93	$26.20
Total Return (%)	7.85	(5.78)	(7.58)	5.27	(3)
Total Return at Market Price (%)	7.83	(5.70)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.65	0.55	0.58	0.54	(5)
Net investment income (loss) (%)	2.48	1.31	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$239,695	$461,724	$782,042	$660,816
Portfolio turnover (%)(6)	485	1,068	319	451	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	Years Ended April 30,		For the period July 13, 2021(1) through April 30, 2022
	2024	2023
Net Asset Value, beginning of period	$20.25	$21.83	$25.09
Investment Activities
Net investment income (loss)(2)	0.54	0.29	0.11
Net realized and unrealized gain (loss)	(0.52)	(1.23)	(3.21	)(3)
Total from investment activities	0.02	(0.94)	(3.10)
Distributions to shareholders from:
Net investment income	(0.53)	(0.64)	(0.16)
Total distributions	(0.53)	(0.64)	(0.16)
Net Asset Value, end of period	$19.74	$20.25	$21.83
Total Return (%)	(0.03)	(4.27)	(12.51	)(4)
Total Return at Market Price (%)	0.05	(4.18)	(12.64	)(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.67	0.59	0.59	(6)
Net investment income (loss) (%)	2.69	1.40	0.53	(6)
Supplemental Data
Net Assets at end of period (000’s)	$180,721	$170,126	$72,025
Portfolio turnover (%)(7)	681	1,003	231	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2024

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Beta ETF*

Cabana Target Drawdown 10 ETF

Cabana Target Leading Sector Moderate ETF

The Cabana Target Leading Sector Moderate ETF is classified as a non-diversified investment company under the 1940 Act. The Cabana Target Beta ETF and the Cabana Target Drawdown 10 ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Cabana Target Beta ETF, since January 8, 2024, seeks to provide long-term growth. The Cabana Target Beta ETF seeks to achieve its investment objective by targeting a one year rolling beta of 0.35 relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and may vary based on the fund’s proprietary algorithm for assessing market and economic conditions. Beta is a measure of the volatility of an asset relative to the overall market. Cabana Target Drawdown 10 ETF seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among ETFs in the following five major asset classes: equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Moderate ETF seeks to provide long-term growth and seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

*   On January 8, 2024, the Fund changed its name from Cabana Drawdown 7 ETF to Cabana Target Beta ETF and changed its investment objective and investment strategies.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 – Quoted prices in active markets for identical assets.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

The following is a summary of the valuations as of April 30, 2024 for each Fund based upon the three levels defined above:

Cabana Target Beta ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$113,060,389	$—	$—	$113,060,389
Short-Term Investments	16,272,795	—	—	16,272,795
Total	$129,333,184	$—	$—	$129,333,184
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$239,125,314	$—	$—	$239,125,314
Short-Term Investments	10,925,516	—	—	10,925,516
Total	$250,050,830	$—	$—	$250,050,830
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$180,431,181	$—	$—	$180,431,181
Short-Term Investments	351,429	—	—	351,429
Total	$180,782,610	$—	$—	$180,782,610

(a)  See Schedule of Investments for additional detailed categorizations.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

(e) Distributions to Shareholders

The Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Moderate ETF distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

Effective January 8, 2024, the Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2025, unless earlier terminated by the Trust for any reason at any time with the approval of the Board.

Prior to January 8, 2024 and effective September 1, 2023, the Adviser had contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of a Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Prior to September 1, 2023, the Adviser had contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, but including acquired fund fees and expenses) from exceeding 0.69% of a Fund’s average daily net assets.

Fund	Expenses Waived
Cabana Target Beta ETF	$174,376
Cabana Target Drawdown 10 ETF	496,202
Cabana Target Leading Sector Moderate ETF	210,026

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly. Assets of each of the Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$542,854,283	$543,190,787
Cabana Target Drawdown 10 ETF	1,580,213,522	1,578,916,260
Cabana Target Leading Sector Moderate ETF	1,029,401,111	1,027,404,009

Purchases and sales of in-kind transactions for the year ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$73,413,439	$116,055,673
Cabana Target Drawdown 10 ETF	59,103,939	405,970,665
Cabana Target Leading Sector Moderate ETF	85,593,602	130,935,002

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the fiscal year ended April 30, 2024, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

Fund	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Cabana Targe Beta ETF	$50,188,294	$63,962,626	$2,950,099
Cabana Target Drawdown 10 ETF	153,824,709	54,145,447	1,998,769
Cabana Target Leading Sector Moderate ETF	33,317,058	68,364,117	292,392

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment may also decline because of factors that affect a particular industry or industries, such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Funds’ investments may be negatively affected.

Non-Diversification Risk (Cabana Target Leading Sector Moderate ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2024, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions and merger adjustments have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Cabana Target Beta ETF	$1,034,800	$(1,034,800)
Cabana Target Drawdown 10 ETF	188,700,739	(188,700,739)
Cabana Target Leading Sector Moderate ETF	194,710,193	(194,710,193)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

The tax character of the distributions paid during the tax year ended April 30, 2024 and April 30, 2023 were as follows:

Fund	Year Ended April 30, 2024
	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Beta ETF	$3,746,980	$—	$296,809	$4,043,789
Cabana Target Drawdown 10 ETF	7,468,134	—	—	7,468,134
Cabana Target Leading Sector Moderate ETF	2,578,282	—	—	2,578,282
Fund	Year Ended April 30, 2023
	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Beta ETF	$3,033,342	$—	$—	$3,033,342
Cabana Target Drawdown 10 ETF	10,745,721	—	—	10,745,721
Cabana Target Leading Sector Moderate ETF	972,965	—	—	972,965

As of the tax year ended April 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Beta ETF	$—	$(80,510,302)	$(1,241,803)	$(81,752,105)
Cabana Target Drawdown 10 ETF**	782,532	(390,717,213)	(901,393)	(390,836,074)
Cabana Target Leading Sector Moderate ETF**	1,610,824	(223,121,850)	(2,380,003)	(223,891,029)

*   A portion of the capital loss carryforwards for the Cabana Target Drawdown 10 ETF and Cabana Target Leading Sector Moderate ETF were acquired in a tax-free reorganization on January 5, 2024. See Note 10.

** The Cabana Target Drawdown 10 ETF and Cabana Target Leading Sector Moderate ETF Funds’ ability to utilize its acquired capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code.

At April 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Beta ETF	$130,574,987	$2,030,674	$(3,272,477)	$(1,241,803)
Cabana Target Drawdown 10 ETF	250,952,223	1,578,175	(2,479,568)	(901,393)
Cabana Target Leading Sector Moderate ETF	183,162,613	—	(2,380,003)	(2,380,003)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Beta ETF	$80,510,302	$—	$80,510,302
Cabana Target Drawdown 10 ETF	390,717,213	—	390,717,213
Cabana Target Leading Sector Moderate ETF	223,121,850	—	223,121,850

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the year ended April 30, 2024, Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF utilized $3,176,457 and $7,075,891 of capital loss carryforwards respectively.

Note 8 – Securities Lending

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than American Depositary Receipts (ADRs)). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in short-term investments by the Lending Agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits each Fund, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2024:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Cabana Target Beta ETF	$16,711,609	$15,707,500	$1,004,109	$—
Cabana Target Drawdown 10 ETF	9,958,631	9,958,631	—	—
Cabana Target Leading Sector Moderate ETF	4,631,972	—	4,631,972	—

(1)  Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

The value of loaned securities and related collateral outstanding at April 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2024, the cash collateral was invested in Short-Term Investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Cabana Target Beta ETF
Short-Term Investments	$15,707,500	$—	$—	$—	$15,707,500
U.S. Government Securities		21,553		1,370,575	1,392,128
Total	$15,707,500	$21,553	$—	$1,370,575	$17,099,628

Cabana Target Drawdown 10 ETF
Short-Term Investments	$10,221,423	$—	$—	$—	$10,221,423

Cabana Target Leading Sector Moderate ETF
U.S. Government Securities	$—	$74,834	$—	$4,758,854	$4,833,688

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Reorganization

At a meeting held on November 8, 2023, the Board of the Trust approved the following reorganizations (each, a “Reorganization”) of the Cabana Target Drawdown 13 ETF, the Cabana Target Drawdown 16 ETF, the Cabana Target Leading Sector Conservative ETF, and the Cabana Target Leading Sector Aggressive ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Exchange Listed Funds Trust. The Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF and (ii) the Reorganization of the Cabana Target Leading Sector Aggressive ETF and the Cabana Target Leading Sector Conservative ETF into the Cabana Target Leading Sector Moderate ETF (collectively, with the Cabana Target Drawdown 10 ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on January 5, 2024.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Each Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Acquiring Fund Name	Acquiring Fund’s Net Assets before Reorganization	Acquiring Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000	$397,961,234	17,366,665
Cabana Target Leading Sector Moderate ETF	98,644,359	4,875,000	161,513,081	7,981,941

A reconciliation of each Acquiring Fund’s ending net assets and shares outstanding after the Reorganizations were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000
Cabana Drawdown 13 ETF	67,429,054	2,942,530
Cabana Drawdown 16 ETF	44,092,226	1,924,135
Total	$397,961,234	17,366,665

Cabana Target Leading Sector Moderate ETF	$98,644,359	4,875,000
Cabana Target Leading Sector Aggressive ETF	38,784,583	1,916,719
Cabana Target Leading Sector Conservative ETF	24,084,139	1,190,222
Total	$161,513,081	7,981,941

The net unrealized appreciation (depreciation) and Short-Term Capital Loss Carryforward for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)
Cabana Drawdown 13 ETF	$1,725,652
Cabana Drawdown 16 ETF	1,148,448
Cabana Target Leading Sector Aggressive ETF	1,300,157
Cabana Target Leading Sector Conservative ETF	210,110

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2024

Assuming the acquisition had been completed on May 1, 2023, each Acquiring Fund’s pro-forma results of operations for the year ended April 30, 2024 would have been as follows:

Acquiring Fund Name	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Cabana Drawdown 10 ETF	$10,942,806	$20,516,603	$31,459,409
Cabana Target Leading Sector Moderate ETF	5,835,542	(5,949,909)	(114,367)

Because the combined investment portfolios have been managed as single integrated portfolios of the Acquiring Funds since the Reorganization were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since January 5, 2024.

For accounting and financial reporting purposes, the Acquiring Funds are the accounting survivors and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Funds. The Acquiring Funds are the accounting survivors for performance purposes.

Note 11 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2024

To the Shareholders of Cabana Target Beta ETF, Cabana Target Drawdown 10 ETF, and Cabana Target Leading Sector Moderate ETF and Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below ( the “Funds”), as of April 30, 2024, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cabana Target Beta ETF (formerly, Cabana Target Drawdown 7 ETF) and Cabana Target Drawdown 10 ETF	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024, 2023 and 2022, and for the period from September 17, 2020 (commencement of operations) through April 30, 2021
Cabana Target Leading Sector Moderate ETF	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024 and 2023, and for the period from July 13, 2021 (commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2024

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2024 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Beta ETF
Actual Performance	$1,000.00	$1,059.80	0.69%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$1,085.30	0.69%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$1,025.40	0.69%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47

(1)  Expenses paid during the period are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	April 30, 2024 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and managing the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2024 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2024 (Unaudited)

Tax Information

For the year ended April 30, 2024, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Cabana Target Beta ETF	6.09%
Cabana Target Drawdown 10 ETF	12.51%
Cabana Target Leading Sector Moderate ETF	12.44%

For the year ended April 30, 2024, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Cabana Target Beta ETF	13.82%
Cabana Target Drawdown 10 ETF	13.47%
Cabana Target Leading Sector Moderate ETF	12.61%

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.cabanaetfs.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2024 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (866) 239-9536 or at www.cabanaetfs.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2023; President since 2012.	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).	32	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	Retired: Partner at Deloitte & Touche LLP (2000-2014).	32

Independent Trustee, Bridge Builder Trust (15 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	32	None.
Stuart Strauss (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	32	None.

____________

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2024 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2023; President since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Andrew Serowik (1976)	Vice President	Since 2024	Portfolio Manager, Exchange Traded Concepts, LLC (since 2018).
Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023). Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).

(1)  Each Officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statements of Additional Information, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 19(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2023	2024
$112,000	$42,600

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2023	2024
$0	$0

(c) Tax Fees:

2023	2024
$28,000	$10,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2023	2024
$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2023	2024
0%	0%

(f)	Not applicable.

(g)

2023	2024
$28,000	$10,500

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/16/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/16/2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/16/2024